SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds - net		$ 2,760,000
Amortization of debt discount		1,111,580
Balance, beginning		31,657
Interest expense		153,955
Interest conversion into common shares		(185,612)
Balance, ending
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance, beginning		503,423
Proceeds - net		3,000,000
Debt discount and issue costs recorded		(865,000)
Conversion of debt into common shares		(3,750,003)
Amortization of debt discount		1,111,580
Balance, ending